COMMITMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
2013	$51,439
2014	102,878
2015	102,878
Total	$257,195

2013	$112,466
2014	102,878
2015	102,878
Total	$318,222